Notes to the consolidated statements of income	9 Months Ended
Sep. 30, 2025
Notes to the consolidated statements of income
Notes to the consolidated statements of income

3.    Notes to the consolidated statements of income

a)    Revenue

The Company has recognized the following revenue in the consolidated statements of income for the three and nine months ended September 30, 2025 and 2024:

Revenue

in € K

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended September 30, 2025
Healthcare services	3,219,669	—	—	3,219,669
Healthcare products	1,077,194	—	20,409	1,097,603
Insurance contracts	—	567,578	—	567,578
Total	4,296,863	567,578	20,409	4,884,850

	For the three months ended September 30, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	3,292,628	—	—	3,292,628
Healthcare products	1,021,882	—	15,706	1,037,588
Insurance contracts	—	429,946	—	429,946
Total	4,314,510	429,946	15,706	4,760,162

	For the nine months ended September 30, 2025
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	9,721,334	—	—	9,721,334
Healthcare products	3,214,731	—	62,735	3,277,466
Insurance contracts	—	1,559,217	—	1,559,217
Total	12,936,065	1,559,217	62,735	14,558,017

	For the nine months ended September 30, 2024
	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total
Healthcare services	9,986,979	—	—	9,986,979
Healthcare products	3,000,649	—	57,497	3,058,146
Insurance contracts	—	1,205,997	—	1,205,997
Total	12,987,628	1,205,997	57,497	14,251,122

The following table contains a disaggregation of revenue by categories for the three and nine months ended September 30, 2025 and 2024:

Disaggregation of revenue by categories

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Care Delivery	3,401,706	3,470,861	10,229,217	10,432,522
Thereof: U.S.	2,841,894	2,880,791	8,550,486	8,542,073
Thereof: International	559,812	590,070	1,678,731	1,890,449
Value-Based Care	575,517	430,605	1,610,703	1,268,706
Care Enablement	1,360,660	1,359,407	4,075,435	4,019,836
Inter-segment eliminations	(453,033)	(500,711)	(1,357,338)	(1,469,942)
Total	4,884,850	4,760,162	14,558,017	14,251,122

For further information on segment revenues, including a split between revenue from internal and external customers, see note 13.

b)    Selling, general and administrative expense

Selling, general and administrative expense recorded in the consolidated statements of income comprises both distribution costs as well as general and administrative expense. Distribution costs are generated in the selling, marketing and warehousing functions of the Company which are not attributable to production or research and development (R&D). General and administrative expense is generated in the administrative function of the Company’s business and is not attributable to selling, production or R&D.

The following table discloses the distribution costs as well as general and administrative expense recorded by the Company for the three and nine months ended September 30, 2025 and 2024:

Selling, general and administrative expense

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Distribution costs	186,122	200,325	560,867	581,861
General and administrative expense	519,318	555,821	1,687,238	1,721,395
Selling, general and administrative expense	705,440	756,146	2,248,105	2,303,256

c)    Other operating income and expense

The following table contains reconciliations of the amounts included in other operating income and expense for the three and nine months ended September 30, 2025 and 2024:

Other operating income

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Foreign exchange gains	36,200	61,274	301,410	180,984
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	1,097	14,131	7,668	20,952
Revaluation of certain investments (1)	(178)	18,107	7,328	79,190
Income attributable to a consent agreement on foregone profits from the sale of certain pharmaceuticals to non-associated companies	—	62,369	—	62,369
Income from strategic transactions and programs	2,405	16,079	10,342	103,576
Other	16,553	19,106	70,488	85,423
Other operating income	56,077	191,066	397,236	532,494

Other operating expense

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Foreign exchange losses	47,958	74,248	338,678	209,471
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	5,200	5,881	8,162	8,951
Revaluation of certain investments (1)	5,027	—	70,173	—
Expenses from strategic transactions and programs	53,225	3,897	94,084	266,327
Other	13,864	35,483	65,747	66,512
Other operating expense	125,274	119,509	576,844	551,261
(1)

Primarily driven by the remeasurement of the Company’s investment in Humacyte, Inc. for the three and nine months ended September 30, 2025 and by both the remeasurement of the Company’s investment in Humacyte, Inc. and the remeasurement of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc. in the U.S. for the three and nine months ended September 30, 2024.

Included within the “income from strategic transactions and programs” line item in other operating income are the gains from divestitures of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below. For the three and nine months ended September 30, 2025, the amounts primarily relate to the recovery of receivables associated with the divestiture of the Company’s service business in Ecuador and a gain from the sale of the Company’s service business in Malaysia. The amount presented for the three months ended September 30, 2024 primarily relates to the revaluation of certain assets held for sale and the divestiture of certain clinics as part of Legacy Portfolio Optimization. The amount presented for the nine months ended September 30, 2024 primarily relates to the divestiture of the Cura Day Hospitals Group in Australia as part of Legacy Portfolio Optimization.

Included within the “expenses from strategic transactions and programs” line item in other operating expense are the divestitures (including proposed divestitures as of each reporting date and associated impairment losses) of certain businesses in connection with strategic programs such as Legacy Portfolio Optimization, defined below, and the FME25+ Program, as defined below. For further information on the proposed divestitures and associated impairment losses, see note 2. Consistent with the Company’s policy to present impairment losses within other operating expense, such costs related to cost of revenues, selling, general and administrative expense or R&D expenses are included within other operating expense. “Expenses from strategic transactions and programs” primarily consist of:

●	strategic divestiture program expenses identified during the review of the Company’s business portfolio, mainly due to exiting unsustainable markets and divesting non-core businesses, as well as the cessation of certain R&D programs to enable more focused capital allocation towards areas in the Company’s core business that are expected to have higher profitable growth (Legacy Portfolio Optimization). For the three and nine months ended September 30, 2025, the amounts primarily include the proposed divestitures identified in note 2 and related severance payments, impairment losses resulting from the measurement of assets held for sale (related to the Company’s businesses in Brazil, Kazakhstan and Malaysia), impairment losses primarily related to right-of-use assets and losses from the sale of the Company’s service businesses in Brazil. For the three and nine months ended September 30, 2024, the amounts include the proposed divestitures in Brazil and Colombia in connection with its Legacy Portfolio Optimization program, impairment losses resulting from the measurement of assets held for sale (related to the Company’s businesses in Brazil, Colombia, Ecuador, Guatemala, Turkiye and Peru) and the divestitures of the Company’s service businesses in Chile, Curacao, Ecuador, Sub-Saharan Africa, Peru, Turkiye and the Cura Day Hospitals Group in Australia in connection of with its Legacy Portfolio Optimization. For the three and nine months ended September 30, 2025, the Company recorded a loss related to reclassification adjustments of foreign currency translation in the amount of €45,083 and €46,088, respectively, of which €45,083 is related to the Legacy Portfolio Optimization program. For the three and nine months ended September 30, 2024, the Company recorded a gain of €14 and a loss of €96,962, respectively, related to reclassification adjustments of foreign currency translation as a result of the Legacy Portfolio Optimization program. Reclassification adjustments of foreign currency translation that do not relate to strategic programs are included in the “other” line item in the table above;
●	certain impairment losses in connection with the transformation of the Company’s operating structure and steps to achieve cost savings (FME25 Program), which was expanded by two years, the overall savings target increased and was renamed to the FME25+ Program (FME25+ Program); and
●	certain costs associated with the change of the legal form of the Company from a partnership limited by shares (Kommanditgesellschaft auf Aktien – KGaA) into an AG (the Conversion) in 2023, primarily related to the requisite relabeling of its products, transaction costs (such as costs for external advisors and conducting an extraordinary general meeting) and costs related to the establishment of dedicated administrative functions required to manage certain services which have historically been administered at the Fresenius SE group level and paid by the Company through corporate charges (Legal Form Conversion Costs).

Expenses from strategic transactions and programs comprised the following for the three and nine months ended September 30, 2025 and 2024:

Expenses from strategic transactions and programs

in € K

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Impairment of intangible and tangible assets(1)	211	897	12,679	3,361
Legacy Portfolio Optimization	(150)	—	11,997	—
FME25+ Program	361	897	682	3,361
Impairment resulting from the measurement of assets held for sale	(75)	(2,340)	8,789	117,837
Legacy Portfolio Optimization	(75)	(2,340)	8,789	117,837
Loss from the sale of business	43,444	2,808	43,444	111,855
Legacy Portfolio Optimization	43,444	2,808	43,444	111,855
Other(2)	9,645	2,532	29,172	33,274
Legacy Portfolio Optimization	9,429	577	27,494	28,050
Legal Form Conversion Costs	216	1,955	1,678	5,224
Expenses from strategic transactions and programs	53,225	3,897	94,084	266,327
(1)	For the three and nine months ended September 30, 2025, the amounts primarily relate to cost of revenues and selling, general and administrative expense. For the three and nine months ended September 30, 2024, the amounts relate primarily to cost of revenues and R&D expense.
(2)	For the three and nine months ended September 30, 2025 and 2024, the amounts primarily relate to selling, general and administrative expense.

For more information on the disposal groups classified as held for sale, see note 2.

d)    Earnings per share

The following table contains reconciliations of the numerators and denominators of the basic and diluted earnings per share computations for the three and nine months ended September 30, 2025 and 2024:

Reconciliation of basic and diluted earnings per share

in € K, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2025	2024	2025	2024
Numerator:
Net income attributable to shareholders of FME AG	274,797	213,027	651,289	471,014

Denominators:
Weighted average number of shares outstanding	292,101,583	293,413,449	292,971,355	293,413,449
Potentially dilutive shares (see note 10)	—	—	—	—

Basic earnings per share	0.94	0.73	2.22	1.61
Diluted earnings per share	0.94	0.73	2.22	1.61

Share buy-back program

On the basis of the authorization granted by the Company’s Annual General Meeting on May 20, 2021, to conduct a share buy-back program, the Company launched its €1,000,000 share buy-back program (excluding ancillary transaction costs) in two tranches to be completed within two years by August 10, 2027. Under the first tranche, shares shall be acquired up to a maximum of €600,000 including any true-ups over a period ending latest April 30, 2026. The first tranche was initiated on August 11, 2025. As of September 30, 2025, the Company holds 3,564,523 treasury shares. These shares will be used predominantly to reduce the registered share capital of the Company by cancellation of the acquired shares and, to a significantly lesser extent, may be used for allocations under incentive-based compensation plans. The remaining liability related to the shares yet to be repurchased of €448,881 under the first tranche are recorded as financial liabilities within the Company’s consolidated balance sheets.

The following tabular disclosure provides the number of shares acquired in the context of the share buy-back program:

Treasury Stock

			Total number of
			shares purchased	Maximum value of
			and retired	shares that may yet
			as part of publicly	be purchased under
	Total number of	Average price per	announced plans or	the plans or
Period	shares purchased	share	programs	programs
		in €		in € THOUS

August 2025	2,084,733	42.68	2,084,733	511,021
September 2025	1,479,790	42.45	1,479,790	448,210
Total repurchased treasury stock (1)	3,564,523	42.58	3,564,523	448,210
(1)

The difference between the maximum value of shares that may yet be purchased under the Company’s share buy-back program and the liability for such shares as of September 30, 2025 results from the timing of payments made for share repurchases on a weekly basis. The difference is recorded in the Consolidated statements of equity within Additional paid-in capital.